FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash	$ 1,772		$ 1,772		$ 1,570
Cash equivalents	366		366		416
Financial liabilities	31,831		31,831		31,982
Financial assets	13,728		13,728		14,437
Derivative financial assets	268		268		238
Derivative financial liabilities	792		792		507
Gross financial assets subject to offsetting	50		50		1
Gross financial liabilities set off against financial assets subject to offsetting	(58)		(58)		(3)
FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,873		4,873		4,612
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	94		94		13
Derivative financial liabilities	10		10		35
Hedges of net investment in foreign operations | FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	(50)	$ 61	269	$ 75
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	40		40		22
Derivative financial liabilities	352		352		123
Cash flow hedges | FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	0	$ 87	(262)	$ 49
Equity investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets					264
Equity investments | FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	607		607
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	14		14		36
Financial assets	418		418		287
Infrastructure services
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,696		2,696		2,767
Infrastructure services | Level 1 and Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	$ 2,689		$ 2,689		$ 2,787